Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	1,791	0
Changes recognized in profit or loss	(1,791)	0
Intangible assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1	2
Deferred tax liabilities	5,419	4,934
Changes recognized in profit or loss	(486)	(2,528)
Leases
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2	0
Deferred tax liabilities	0	6
Changes recognized in profit or loss	8	7
Property, plant, and equipment
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	101	42
Deferred tax liabilities	0	0
Changes recognized in profit or loss	59	41
Inventories
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	79	8
Deferred tax liabilities	0	0
Changes recognized in profit or loss	71	(44)
Provisions
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	110	22
Deferred tax liabilities	23	17
Changes recognized in profit or loss	82	1
Other financial and non-financial liabilities
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	6
Deferred tax liabilities	22	0
Changes recognized in profit or loss	(28)	46
Tax loss carryforwards and tax credits
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,380	4,877
Deferred tax liabilities	0	0
Changes recognized in profit or loss	(1,497)	2,477
Offsetting
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(3,673)	(4,957)
Deferred tax liabilities	(3,673)	(4,957)
Changes recognized in profit or loss	€ 0	€ 0